Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments

2.    Investments

The classification of investment in securities reported in long-term investments on the Condensed Consolidated Balance Sheets is summarized as follows:

	June 30, 2019	December 31, 2018
Investment in securities under available-for-sale method	$4,799	$1,845
Investment in securities under the cost method	12,262	15,066
Investment in joint venture under the equity method	6,134	—

Total investment in securities	$23,195	$16,911

As of June 30, 2019, total unrealized loss recognized in accumulated other comprehensive income related to long-term available-for-sale equity securities from initial recognition was $226 (December 31, 2018 – $802).

As of June 30, 2019, the investment in joint venture under the equity method relates to the Company’s joint venture with Anheuser-Busch InBev (“AB InBev”) entered in December 2018 to research and develop non-alcohol beverages containing cannabis. Under the terms of the arrangement, the Company and AB InBev each have 50% ownership and 50% voting interest. During the three months ended June 30, 2019, the Company contributed $6,134 to the joint venture.

3. Investments

The Company’s short-term investments are classified as available-for-sale investments and the long-term investments are classified as either available-for-sale or cost method investments.

The following table summarizes the unrealized gains and losses and estimated fair value of our short-term investments as of December 31, 2018:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Treasury bills	$30,367	$32	$64	$30,335

Total	$30,367	$32	$64	$30,335

Our short-term investments consist of treasury bills, which are deemed to be low risk based on their credit ratings from the major rating agencies. All our short-term investments have contractual maturities of one year or less.

The following table summarizes the unrealized gains and losses and estimated fair value of our long-term investments as of December 31, 2018:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment in equities	$17,713	$—	$802	$16,911

Total	$17,713	$—	$802	$16,911

Our investment in equities are reported in long-term investments on our Consolidated Balance Sheets. The following table provides a summary of the classification of our investment in equities:

	December 31,
	2018	2017
Investments in equities under available-for-sale method	$1,845	$—
Investment in equities under the cost method	15,066	—

Total investment in equities	$16,911	$—

Total unrealized loss recognized to other comprehensive income related to the long-term available-for-sale equity securities during the year was $802.

As at December 31, 2017, the Company did not hold any short-term and long-term investments.